Balance Sheets ₪ in Thousands, $ in Thousands		Sep. 30, 2021 ILS (₪)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Sep. 30, 2020 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents		₪ 34,672	$ 10,738	₪ 9,421	₪ 24,774
Other receivables		1,426	442	1,204	2,930
Current assets		36,098	11,180	10,625	27,704
LONG-TERM ASSETS:
Property, plant and equipment		38,607	11,956	39,607	39,889
Right-of-use assets		5,874	1,819	6,206	6,433
Other long-term assets		446	138	473	891
Long-term assets		44,927	13,913	46,286	47,213
Total assets		81,025	25,093	56,911	74,917
CURRENT LIABILITIES:
Trade payables		3,313	1,026	1,868	8,213
Operating lease liabilities		777	241	654	653
Loan from others		64,488	19,972	60,421
Other payables		1,693	524	1,246	2,289
Current liabilities		70,271	21,763	64,189	11,155
LONG-TERM LIABILITIES:
Operating lease liabilities		5,905	1,829	6,088	6,268
Loan from others					59,242
Other payables		568	176	1,135
Severance pay liability, net		95	29	95	93
Long-Term Liabilities		6,568	2,034	7,318	65,603
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value: Authorized: 1,800,000,000 shares at September 30, 2021 (unaudited) and 600,000,000 shares at September 30, 2020 (unaudited) and at December 31, 2020; Issued and outstanding: 573,285,824 shares at September 30, 2021 (unaudited), 460,822,640 shares at September 30, 2020 (unaudited) and 461,285,824 shares at December 31, 2020	[1]
Share premium		358,204	110,933	310,197	308,855
Accumulated deficit		(354,018)	(109,637)	(324,793)	(310,696)
Equity		4,186	1,296	(14,596)	(1,841)
Equity and liabilities		₪ 81,025	$ 25,093	₪ 56,911	₪ 74,917

[1]	Represents less than NIS\USD 1.